INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
20. INCOME TAXES
The source of earnings before income taxes consisted of the following (in millions):

	Year Ended December 31,
	2020	2019	2018
U.S. operations	$(21.2)	$50.9	$67.3
Foreign operations	28.1	40.0	30.9
Total	$6.9	$90.9	$98.2
Income tax expense (benefit) is comprised of the following (in millions):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(9.3)	$8.5	$4.3
State	(1.0)	5.3	2.1
Foreign	5.2	10.9	13.7
Total current	$(5.1)	$24.7	$20.1
Deferred:
Federal	3.4	(0.7)	6.3
State	(0.5)	(0.4)	0.9
Foreign	1.4	(0.2)	(2.4)
Total deferred	4.3	(1.3)	4.8
Income tax expense (benefit)	$(0.8)	$23.4	$24.9
On March 27, 2020, the U.S. federal government enacted tax legislation under the Coronavirus Aid, Relief and Economic Security Act ("CARES Act") in response to the economic impacts of the spread of COVID-19. The CARES Act provides, among other things, relief to corporate taxpayers by permitting additional carryback allowances for net operating losses ("NOLs") generated in tax years 2018 through 2020, and additional depreciation deductions related to qualified improvement property. The CARES Act also provides for changes to the limitations on interest expense deductibility for tax years beginning in 2019 and 2020.
The following table sets forth a reconciliation of the U.S. statutory federal income tax rate to the Company's effective income tax (benefit) rate for the following annual periods:

	2020	2019	2018
Federal statutory tax rate	21.0%	21.0%	21.0%
Increase (decrease) in the tax rate resulting from:
State taxes, net of federal effect	(15.4)%	4.2%	2.4%
Foreign operations, net (1)	19.3%	3.2%	0.7%
Research and development tax credits	(16.4)%	(1.1)%	(1.1)%
Nondeductible interest	9.9%	0.8%	0.8%
Nondeductible officers' compensation	13.6%	0.7%	0.7%
Impact of the Tax Cuts and Jobs Act of 2017 (2)	—%	—%	(2.9)%
Impact of the CARES Act (3)	(49.6)%	—%	—%
Return to provision adjustments	24.1%	(3.7)%	1.1%
Change in valuation allowance against deferred tax assets	(11.2)%	(0.3)%	—%
Other (4)	(6.0)%	1.0%	2.7%
Effective tax (benefit) rate	(10.7)%	25.8%	25.4%
(1)Includes the tax effects of income tax rate differentials, deductions and credits applicable to the operations of the Company's foreign subsidiaries.
(2)During 2018, the Company reversed a provisional amount recorded in December 2017 (the month in which the Tax Cuts and Jobs Act was enacted) related to withholding taxes on the repatriation of certain foreign earnings, effectively resulting in a tax benefit of $1.7 million.
(3)Primarily reflects the benefit derived from carrying back the domestic NOL generated in 2020 to the 2015 tax year.
(4)Primarily reflects the tax effects of certain nondeductible items (not separately stated above).

The following table sets forth the tax effects of temporary differences that give rise to the Company's deferred tax assets and liabilities (in millions):

	December 31,
	2020	2019
Deferred tax assets
Accounts receivable, principally due to allowance for doubtful accounts	$1.8	$1.4
Inventories	7.0	5.9
NOL carryforwards	6.3	5.0
Operating lease liabilities	35.9	25.3
Accrued pension	6.3	5.8
Stock-based compensation	5.3	4.8
Compensation-related accruals	0.1	1.2
Warranty	2.7	2.7
OPEB obligation	1.1	1.0
Accrued liabilities and other items	5.5	4.5
Gross deferred tax assets	$72.0	$57.6
Valuation allowance	(3.8)	(4.3)
Net deferred tax assets	68.2	53.3
Deferred tax liabilities:
ROU assets	(30.9)	(21.5)
Intangibles	(94.6)	(92.3)
Plant and equipment	(33.8)	(24.5)
Gross deferred tax liabilities	(159.3)	(138.3)
Net deferred tax liabilities	$(91.1)	$(85.0)
As of December 31, 2020, to the extent the Company’s earnings attributable to its foreign subsidiaries are not considered permanently reinvested, a deferred tax liability for the tax consequences of remitting the accumulated earnings has been provided in the financial statements.
As of December 31, 2020, the Company had NOL carryforwards of approximately $18.3 million between the United Kingdom and Germany. These NOL carryforwards do not expire. The Company regularly evaluates positive and negative evidence as it relates to realizability of deferred tax assets in each jurisdiction. The Company continues to carry a valuation allowance against the deferred tax asset associated with the NOL carryforwards from operations in Germany due to the uncertainty of its realization, either in whole or in part. As of December 31, 2020, the Company recorded a deferred tax asset of $1.2 million for U.S. state and local NOLs, net of the federal effect. The state NOL deferred tax asset relates to multiple jurisdictions and the NOLs expire in various years beginning in 2023.
The following table summarizes the activity related to the Company's deferred tax asset valuation allowance and the changes therein during the periods presented (in millions):

	Balance at Beginning of Year	Releases (tax benefit recognized) (1)	Other(2)	Balance at End of Year
Year ended December 31, 2018	$4.8	$—	$—	$4.8
Year ended December 31, 2019	4.8	(0.2)	(0.3)	4.3
Year ended December 31, 2020	4.3	(0.8)	0.3	3.8
(1)During 2020 and 2019, the valuation allowance related to the NOL carryforward from operations in Germany was partially released.
(2)Primarily foreign exchange impact

The following table presents a reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the periods presented (in millions):

	2020	2019	2018
Balance, beginning of the year	$0.8	$0.9	$0.9
Additions for tax position related to the current year	—	—	0.1
Lapse of statute of limitations	(0.1)	(0.1)	(0.1)
Balance, end of the year	$0.7	$0.8	$0.9
All of the unrecognized tax benefits as of December 31, 2020, if recognized, would affect the Company's effective tax rate. The amounts of income tax-related interest and penalties recognized in the Consolidated Statements of Operations were not significant for the years ended December 31, 2020 and 2019, and 2018.
As of December 31, 2020, the Company is subject to U.S. Federal Income Tax examination for the tax years 2017 through 2020, and to non-U.S. income tax examination for the tax years 2013 to 2020. In addition, the Company is subject to state and local income tax examinations for the tax years 2016 through 2020.